INCOME TAXES (Tables)	12 Months Ended
Jan. 03, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes

	Successor	Predecessor
(in thousands)	From August 29, 2020 through January 3, 2021	From December 30, 2019 through August 28, 2020	Year Ended December 29, 2019	Year Ended December 30, 2018
Current:
Federal	$—	$—	$140	$(142)
State	(219)	1,301	1,057	1,161
Total current	(219)	1,301	1,197	1,019
Deferred:
Federal	(528)	3,197	1,650	412
State	480	(525)	299	488
Total deferred	(48)	2,672	1,949	900
Total	$(267)	$3,973	$3,146	$1,919

Schedule of Effective Income Tax Rate Reconciliation

	Successor	Predecessor
(in thousands)	From August 29, 2020 through January 3, 2021	From December 30, 2019 through August 28, 2020	Year Ended December 29, 2019	Year Ended December 30, 2018
Federal statutory rate (21%)	$(3,427)	$1,552	$(2,146)	$(5,402)
State income taxes, net of federal benefit	393	641	1,755	1,045
Pre-transaction loss of Utz Brands Holdings, LLC	—	1,752	4,204	5,650
Noncontrolling interest in Utz Brands Holdings, LLC	1,497	—	—	—
Valuation allowance	1,277	—	(683)	257
Nondeductible expenses	—	8	6	11
Other	(7)	20	10	358
	$(267)	$3,973	$3,146	$1,919

Schedule of Deferred Tax Assets and Liabilities

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Deferred Tax Assets:
Accrued expenses	$279	$171
Pension, retirement and other benefits	532	548
Inventories, including uniform capitalization	201	19
Investment in Utz Brands Holdings, LLC	37,560	—
Acquisition costs	985	—
Net operating losses	18,887	18,915
Credits	108	105
Charitable contributions	—	101
Other deferred tax assets	509	—
Total gross deferred tax assets	59,061	19,859
Valuation allowance	(44,366)	(1,563)
Net deferred tax assets	14,695	18,296
Deferred Tax Liabilities:
Plant and equipment, accelerated depreciation	(12,560)	(11,117)
Intangibles	(75,681)	(26,301)
Other deferred tax liabilities	(240)	(1)
Total deferred tax liabilities	(88,481)	(37,419)
Net deferred tax liabilities	$(73,786)	$(19,123)